OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating lease income
The components of operating lease income were as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Operating lease income	9,597	16,843	8,857
Variable lease income (1)	2,749	1,082	828
Total operating lease income (2)	12,346	17,925	9,685
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the consolidated statement of operations line item “Time and voyage charter revenues”.
Operating lease costs
The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Operating lease cost	1,675	2,335	4,160
Variable lease cost (1)	463	309	1,479
Total operating lease cost (2)	2,138	2,644	5,639
(1) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

Schedule of maturity of operating lease liabilities	The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2025	1,534
2026	1,620
2027	1,718
2028	797
2029 and thereafter	1,041
Total minimum lease payments	6,710